Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Net income	€ 897	€ (698)	€ (463)
Discontinued operations, net of income taxes	4	(142)	10
Income from continuing operations	901	(840)	(454)
Income from continuing operations attributable to non-controlling interests	(1)	(3)	(2)
Income from continuing operations attributable to shareholders	899	(843)	(456)
Amortization and impairment of acquired intangible assets	240	392	290
Impairment of goodwill	0	0	8
Restructuring and acquisition-related charges	260	326	381
Other items:	270	830	1,358
Net finance income/expenses	28	23	18
Tax impact on adjusting items	(192)	(370)	(450)
Tax effect of derecognition of US deferred tax asset	0	941	0
Adjusted Income from continuing operations attributable to shareholders	1,506	1,300	1,148
Respironics litigation provision
Equity [Line Items]
Other items:	0	984	575
Respironics insurance income
Equity [Line Items]
Other items:	0	(538)	0
Respironics field-action connected to the proposed consent decree
Equity [Line Items]
Other items:	97	113	363
Respironics field-action running costs
Equity [Line Items]
Other items:	112	133	224
Contract settlement gain
Equity [Line Items]
Other items:	(27)	0	0
Quality actions
Equity [Line Items]
Other items:	89	123	175
Provision for a legal matter
Equity [Line Items]
Other items:	0	0	31
Investment re-measurement loss
Equity [Line Items]
Other items:	0	0	23
Loss (gain) on divestment of business
Equity [Line Items]
Other items:	0	0	(35)
Remaining items
Equity [Line Items]
Other items:	€ (1)	€ 16	€ 2